5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Morrison Claims, Starting balance	[1]	$ 0
Scoping/Feasibility study
Impairment allowance-deferred E&E costs	[1]	0	$ (25,004,416)	$ 0
Morrison Claims, Ending balance	[1]	182,456	0
Morrison claims, Canada
Morrison Claims, Starting balance		0	24,880,659	24,880,659
Additions
Staking and recording		178,706	88,020	0
Environmental
Geological and geophysical		0	2,300	0
Exploration and Evaluation, Sub-contracts and labour		3,323	0	0
Exploration and Evaluation, Supplies and general		100	0	0
Exploration and Evaluation, Travel		327	0	0
Scoping/Feasibility study
Sub-contracts and labour		0	24,211	0
Sub-contracts and labour-related parties		0	4,500	0
Travel		0	4,726	0
Total Exploration and evaluation costs		182,456	123,757	0
Impairment allowance-deferred E&E costs		0	(25,004,416)	0
Morrison Claims, Ending balance		$ 182,456	$ 0	$ 24,880,659

[1]	Note 5Note 5